                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09721

                               Fixed Income SHares
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: October 31

Date of reporting period: July 1, 2004 - June 30, 2005

Item 1. Proxy Voting Record

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Fixed Income SHares
Form N-PX Proxy Voting Record-Item 1
7/1/04-6/30/05
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Fixed Income Shares Series C
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                                   Exchange
                                   Ticker
Security Issuer Name               Symbol
---------------------------------------------
Panamsat Corp                      N/A
---------------------------------------------
Ferderal Mogul                     N/A
---------------------------------------------
AT&T WIRELESS SVCS INC GBL NT      N/A
---------------------------------------------
Boise Cascade                      N/A
---------------------------------------------

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                 Security
                 Holder
                 Meeting
Cusip or Isin    Date        Matter Voted On
--------------------------------------------------------------------------------
697933AP4        N/A         Consent to the proposed amendments
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313549AQ0        12/9/2004   Plan of Bankruptcy Reorganization
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00209AAH9        N/A         Consent to the proposed amendments in the Indenture
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097383AW3        N/A         Consent to the proposed amendments to Indenture
--------------------------------------------------------------------------------

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                                         Vote Cast
Proposal by               Voting         "For" or
Issuer or                 Result: For,   "Against"
Security      Vote        Against,       Management or
Holder        Cast(Y/N?)  Abstain        "Abstain"
------------------------------------------------------------
Issuer        Y           For            For
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Issuer        N           N/A            N/A
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Issuer        Y           For            For
------------------------------------------------------------
Issuer        N           Abstain        Abstain
------------------------------------------------------------

Fixed Income SHares Series M
No Records to Report

Fixed Income SHares Series R
No Records to Report

Allianz Dresdner Daily Asset Fund
No Records to Report

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fixed Income SHares

By (Signature and Title)* /s/ Brian S. Shlissel
                         ---------------------------
                         Brian S. Shlissel, President & Chief Executive Officer

Date   August 19, 2005